Document and Entity Information	0 Months Ended
Jul. 01, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 01, 2014
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Jul. 01, 2014
Document Effective Date	Jul. 01, 2014
Prospectus Date	May 01, 2014
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Institutional Class
Risk/Return:
Trading Symbol	RLPIX
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Service Class
Risk/Return:
Trading Symbol	RYLPX
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Investment Class
Risk/Return:
Trading Symbol	RLPHX
Royce CRK Prospectus | Royce Low-Priced Stock Fund | R Class
Risk/Return:
Trading Symbol	RLPRX
Royce CRK Prospectus | Royce Low-Priced Stock Fund | K Class
Risk/Return:
Trading Symbol	RLPKX